REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUND — 13.1%
	REAL ESTATE - 13.1%
422,314	Redwood Real Estate Income Fund, Class I(a)	$ 10,604,302

	TOTAL CLOSED END FUND (Cost $10,557,850)	10,604,302

	OPEN END FUNDS — 84.1%
	FIXED INCOME - 84.1%
1,511,554	American High-Income Trust, Class F-3	14,994,617
2,086,868	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	15,046,317
1,432,198	Goldman Sachs High Yield Fund, Institutional Class	8,177,852
2,270,768	JPMorgan High Yield Fund, Class I	14,941,656
2,347,388	Lord Abbett High Yield Fund, Class I	15,070,231
32	MainStay MacKay High Yield Corporate Bond Fund, Class I	166
2,216	Principal High Yield Fund, Institutional Class	14,872
7,681	Vanguard High-Yield Corporate Fund, Admiral Class	42,631
		68,288,342

	TOTAL OPEN END FUNDS (Cost $66,465,586)	68,288,342

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
1,197,222	Goldman Sachs Financial Square Government Fund, Administration Class, 3.35%(b) (Cost $1,197,222)	1,197,222

	TOTAL INVESTMENTS - 98.7% (Cost $78,220,658)	$ 80,089,866
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	1,079,588
	NET ASSETS - 100.0%	$ 81,169,454

(a) Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2026 was $10,604,302 representing 13.1% of net assets.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

TOTAL RETURN SWAPS(c)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Appreciation
Invesco High Yield Municipal Fund	Barclays	13,669	$ 113,592	SOFR + 175 bps	4/20/2026	$ (137)
Nuveen High Yield Municipal Bond Fund	Barclays	7,914	113,170	SOFR + 175 bps	4/20/2026	79
TOTAL						$ (58)

SOFR	- Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUND — 12.5%
	REAL ESTATE - 12.5%
436,280	Redwood Real Estate Income Fund, Class I(a)	$ 10,954,991

	TOTAL CLOSED END FUND (Cost $10,907,004)	10,954,991

	EXCHANGE-TRADED FUND — 0.0%(b)
	FIXED INCOME - 0.0%(b)
23	iShares High Yield Muni Active ETF	1,129

	TOTAL EXCHANGE-TRADED FUND (Cost $1,098)	1,129

	OPEN END FUNDS — 85.7%
	FIXED INCOME - 85.7%
132	American Century High-Yield Municipal Fund, Class I	1,157
368,142	Delaware National High-Yield Municipal Bond Fund, Institutional Class	3,615,156
1,445,249	First Eagle Funds - First Eagle High Income Fund, Class I	11,663,159
565,190	Franklin High Yield Tax-Free Income Fund	5,058,451
1,057,644	Goldman Sachs High Yield Municipal Fund, Institutional Class	9,613,981
952,479	Invesco High Yield Municipal Fund, Class Y	7,905,573
1,431,115	Invesco Rochester Municipal Opportunities Fund, Class Y	9,431,051
810,678	Lord Abbett High Yield Municipal Bond Fund, Class I	8,649,937
93	MainStay MacKay High Yield Municipal Bond Fund, Class I	1,094
144	MFS Municipal High Income Fund, Class I	1,072
924,858	Nuveen High Yield Municipal Bond Fund, Class I	13,234,712
115	Nuveen Short Duration High Yield Municipal Bond, Class I	1,080
703,384	PIMCO High Yield Municipal Bond Fund, Institutional Class	5,908,427
185	Victory Pioneer High Income Municipal Fund	1,040
89	Western Asset Municipal High Income Fund, Class I	1,141
		75,087,031

	TOTAL OPEN END FUNDS (Cost $74,184,186)	75,087,031

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.1%
MONEY MARKET FUND - 0.1%
116,392	BlackRock Liquidity Funds MuniCash, Institutional Class, 1.48%(c) (Cost $116,404)	$ 116,404

	TOTAL INVESTMENTS - 98.3% (Cost $85,208,692)	$ 86,159,555
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	1,524,997
	NET ASSETS - 100.0%	$ 87,684,552

ETF	- Exchange-Traded Fund

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2026 was $10,954,991 representing 12.5% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

TOTAL RETURN SWAPS(d)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Appreciation
Invesco High Yield Municipal Fund	Barclays	16,530	$ 137,363	SOFR + 175 bps	4/20/2026	$ (165)
Nuveen High Yield Municipal Bond Fund	Barclays	10,919	156,141	SOFR + 175 bps	4/20/2026	109
TOTAL						$ (56)

SOFR - Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUND — 12.5%
	United States - 12.5%
466,078	Redwood Real Estate Income Fund, Class I(a)	$ 11,703,208

	TOTAL CLOSED END FUND (Cost $11,651,942)	11,703,208

	COMMON STOCKS — 81.5%
	Austria - 1.0%
12,786	Verbund A.G.	939,389

	Canada - 9.3%
53,105	ARC Resources Ltd.	985,557
30,183	Canadian Natural Resources Ltd.	1,122,306
8,139	Canadian Tire Corp Ltd.	1,001,333
11,273	CGI, Inc.	966,165
29,058	Empire Company Ltd., Class A	949,230
41,990	Kinross Gold Corporation	1,322,335
24,236	Suncor Energy, Inc.	1,281,012
10,834	TFI International, Inc.	1,164,295
		8,792,233
	Cayman Islands - 0.8%
7,041	PDD Holdings, Inc. - ADR(b)	711,493

	Denmark - 3.0%
451	AP Moller - Maersk A/S, Class B	1,118,856
3,361	Genmab A/S(b)	1,078,670
7,097	Pandora A/S	573,365
		2,770,891
	Finland - 2.3%
21,546	Elisa OYJ	949,537
29,487	Wartsila OYJ Abp	1,195,986
		2,145,523
	France - 4.1%
34,033	Dassault Systemes S.E.	937,199
5,614	Legrand S.A.	898,826

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	France - 4.1% (Continued)
3,994	Sartorius Stedim Biotech	$ 891,924
15,429	TotalEnergies S.E.	1,118,932
		3,846,881
	Germany - 7.8%
17,385	Brenntag S.E.	1,059,759
12,765	Continental A.G.	1,008,847
20,965	Deutsche Post A.G.	1,176,546
29,579	Deutsche Telekom A.G.	988,188
17,860	Fresenius Medical Care A.G.	802,980
10,377	Knorr-Bremse A.G. 144A(c)	1,211,594
14,711	Mercedes-Benz Group A.G.	1,008,241
		7,256,155
	Ireland - 1.2%
32,659	Ryanair Holdings plc	1,108,129

	Israel - 2.4%
4,925	Check Point Software Technologies Ltd.(b)	884,087
7,177	Nice Ltd.(b)	766,575
7,166	Wix.com Ltd.(b)	622,295
		2,272,957
	Italy - 1.0%
16,444	Recordati Industria Chimica e Farmaceutica SpA	903,718

	Japan - 18.5%
56,190	Aisin Corporation	1,003,354
44,492	Bridgestone Corporation	1,001,891
154,888	ENEOS Holdings, Inc.	1,299,557
30,220	Hitachi Ltd.	1,046,829
32,097	Makita Corporation	1,109,775
177,437	Mitsubishi Chemical Group Corporation	1,169,446
40,697	Mitsubishi Corporation	1,077,368
49,358	Nexon Company Ltd.	1,174,613
406,682	Nissan Motor Company Ltd.(b)	991,465
18,186	Otsuka Holdings Company Ltd.	1,085,905

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	Japan - 18.5% (Continued)
19,754	Recruit Holdings Company Ltd.	$ 1,033,893
45,296	SBI Holdings, Inc.	1,019,703
10,585	SCREEN Holdings Company Ltd.	1,344,652
60,389	Shionogi & Company Ltd.	1,238,514
45,390	Subaru Corporation	975,773
335,989	Z Holdings Corporation	861,020
		17,433,758
	Netherlands - 5.0%
4,009	Airbus S.E.	919,522
26,440	JDE Peet's N.V.	991,500
23,176	Koninklijke Ahold Delhaize N.V.	905,931
207,965	Koninklijke KPN N.V.	1,013,188
24,301	Randstad N.V.	867,769
		4,697,910
	Norway - 3.6%
40,102	Equinor ASA	1,070,196
63,397	Telenor ASA	1,066,468
26,173	Yara International ASA	1,204,530
		3,341,194
	Singapore - 1.1%
73,917	Singapore Exchange Ltd.	1,024,333

	Spain - 4.0%
36,070	Aena SME S.A. 144A(c)	1,122,054
12,608	Amadeus IT Group S.A. 144A(c)	846,614
27,192	Endesa S.A.	1,002,608
185,660	Telefonica S.A.	751,932
		3,723,208
	Sweden - 4.1%
13,968	Evolution A.B. 144A(c)	907,255
50,846	H & M Hennes & Mauritz A.B., Class B	1,017,998
77,284	Hexagon A.B., Class B	872,779
95,641	Telefonaktiebolaget LM Ericsson, Class B	1,037,786
		3,835,818

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 81.5% (Continued)
	Switzerland - 6.8%
4,908	Kuehne + Nagel International A.G.	$ 1,134,618
8,389	Logitech International S.A.	723,212
7,874	Novartis A.G.	1,167,552
2,692	Schindler Holding A.G.	1,038,492
1,344	Swisscom A.G.	1,101,454
25,326	UBS Group A.G.	1,192,255
		6,357,583
	United Kingdom - 5.5%
14,264	Ashtead Group plc	914,812
5,861	AstraZeneca plc	1,090,702
166,633	BP plc	1,057,517
41,997	GSK plc	1,078,356
25,575	Shell plc	977,772
		5,119,159

	TOTAL COMMON STOCKS (Cost $71,759,438)	76,280,332

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
1,563,083	Goldman Sachs Financial Square Government Fund, Administration Class, 3.35%(d) (Cost $1,563,083)	1,563,083

	TOTAL INVESTMENTS - 95.7% (Cost $84,974,463)	$ 89,546,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%	4,005,733
	NET ASSETS - 100.0%	$ 93,552,356

A.B.        - Aktiebolag

Abp - Publikt Aktiebolag

ADR - American Depositary Receipt

A.G.        - Aktiengesellschaft

A/S - Aksjeselskap

ASA - Allmennaksjeselskap

Ltd. - Limited Company

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

N.V.	- Naamioze Vennootschap
Oyj	- Julkinen osakeyhtiö
plc	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europea
SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2026 was $11,703,208 representing 12.5% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of Rule 144A securities is $4,087,517 or 4.4% of net assets.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2026.

TOTAL RETURN SWAPS(e)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
iShares Core MSCI Emerging Markets ETF	Societe Generale	337,777	$22,705,370	OBFR + 80 bps	11/3/2026	$ 1,803,729
TOTAL						$ 1,803,729

OBFR - Overnight Bank Funding Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUND — 13.1%
	REAL ESTATE - 13.1%
627,131	Redwood Real Estate Income Fund, Class I(a)	$ 15,747,264

	TOTAL CLOSED END FUND (Cost $15,678,283)	15,747,264

	COMMON STOCKS — 34.7%
	ADVERTISING & MARKETING - 0.4%
6,330	Omnicom Group, Inc.	487,663

	AEROSPACE & DEFENSE - 0.5%
1,014	Lockheed Martin Corporation, Class B	643,099

	ASSET MANAGEMENT - 0.4%
20,295	Franklin Resources, Inc.	540,253

	AUTOMOTIVE - 1.2%
34,473	Ford Motor Company	478,485
2,373	Tesla, Inc.	1,021,363
		1,499,848
	BIOTECH & PHARMA - 1.6%
9,312	Bristol-Myers Squibb Company	512,626
4,384	Merck & Company, Inc.	483,424
17,790	Pfizer, Inc.	470,368
43,126	Viatris, Inc.	564,518
		2,030,936
	CABLE & SATELLITE - 0.4%
17,105	Comcast Corporation, Class A	508,874

	CHEMICALS - 1.7%
1,755	Air Products and Chemicals, Inc.	478,238
19,261	Dow, Inc.	530,640
18,779	Mosaic Company (The)	516,423
4,563	PPG Industries, Inc.	527,619
		2,052,920

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	CONTAINERS & PACKAGING - 0.4%
11,584	International Paper Company	$ 467,067

	E-COMMERCE DISCRETIONARY - 1.8%
8,621	Amazon.com, Inc.	2,063,006

	ELECTRIC UTILITIES - 1.9%
32,737	AES Corporation (The)	479,597
7,322	Dominion Energy, Inc.	440,565
7,769	Edison International	483,854
6,842	Eversource Energy	472,987
5,052	Pinnacle West Capital Corporation	472,665
		2,349,668
	FOOD - 1.2%
25,578	Conagra Brands, Inc.	473,449
19,735	Hormel Foods Corporation	485,678
18,048	The Kraft Heinz Company	428,460
		1,387,587
	GAMING REIT - 0.4%
15,891	VICI Properties, Inc.	446,219

	HEALTH CARE FACILITIES & SERVICES - 0.4%
5,719	CVS Health Corporation	426,180

	HEALTH CARE REIT - 0.8%
8,493	Alexandria Real Estate Equities, Inc.	464,058
25,146	Healthpeak Properties, Inc.	433,517
		897,575
	INSURANCE - 0.7%
1,678	Berkshire Hathaway, Inc., Class B	806,329

	INTERNET MEDIA & SERVICES - 5.4%
13,765	Alphabet, Inc., Class A	4,652,569
13,664	Match Group, Inc.	425,634

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	INTERNET MEDIA & SERVICES - 5.4% (Continued)
1,906	Meta Platforms, Inc., Class A	$ 1,365,649
		6,443,852
	LEISURE FACILITIES & SERVICES - 0.4%
2,541	Darden Restaurants, Inc.	506,548

	LEISURE PRODUCTS - 0.4%
5,541	Hasbro, Inc.	494,867

	MACHINERY - 0.9%
1,346	Snap-on, Inc.	492,784
6,390	Stanley Black & Decker, Inc.	502,637
		995,421
	OIL & GAS PRODUCERS - 2.1%
18,308	APA Corporation	483,514
3,037	Chevron Corporation	537,245
4,245	EOG Resources, Inc.	475,992
16,798	Kinder Morgan, Inc.	512,171
6,309	ONEOK, Inc.	499,610
		2,508,532
	RETAIL - CONSUMER STAPLES - 0.4%
5,017	Target Corporation	529,143

	RETAIL - DISCRETIONARY - 0.3%
5,734	Best Buy Company, Inc.	373,283

	RETAIL REIT - 0.3%
7,992	Realty Income Corporation	488,791

	SEMICONDUCTORS - 2.4%
3,871	Broadcom, Inc.	1,282,462
8,587	Microchip Technology, Inc.	651,925
6,974	Skyworks Solutions, Inc.	388,870
2,736	Texas Instruments, Inc.	589,745
		2,913,002

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	SOFTWARE - 2.4%
6,715	Microsoft Corporation	$ 2,889,397

	TECHNOLOGY HARDWARE - 3.5%
13,251	Apple, Inc.	3,438,370
21,037	Hewlett Packard Enterprise Company	452,717
18,887	HP, Inc.	367,163
		4,258,250
	TECHNOLOGY SERVICES - 0.4%
4,108	Paychex, Inc.	423,658

	TELECOMMUNICATIONS - 0.8%
17,728	AT&T, Inc.	464,651
11,211	Verizon Communications, Inc.	499,114
		963,765
	TOBACCO & CANNABIS - 0.4%
7,807	Altria Group, Inc.	483,956

	TRANSPORTATION & LOGISTICS - 0.4%
4,789	United Parcel Service, Inc., Class B	508,688

	WHOLESALE - DISCRETIONARY - 0.4%
15,438	LKQ Corporation	507,138

	TOTAL COMMON STOCKS (Cost $40,118,135)	41,895,515

	EXCHANGE-TRADED FUNDS — 51.4%
	EQUITY - 51.4%
296,181	iShares MSCI EAFE ETF	29,837,275
333,109	Schwab International Small-Cap Equity ETF	16,259,050
105,134	Vanguard FTSE All World ex-US Small-Cap ETF	16,032,935
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,819,803)	62,129,260

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
11,633	Nuveen California High Yield Municipal Bond Fund, Class I	$ 91,199
6,864	Nuveen High Yield Municipal Bond Fund, Class I	98,226
		189,425

	TOTAL OPEN END FUNDS (Cost $237,492)	189,425

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
230,355	Goldman Sachs Financial Square Government Fund, Administration Class, 3.35%(b)(c) (Cost $230,017)	230,355

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
2,000	SPDR S&P 500 ETF Trust(e)	BTIG	03/31/2026	$ 500	$ 100,000,000	142,000
	TOTAL PUT OPTIONS PURCHASED (Cost $4,572,020)
	TOTAL EQUITY OPTIONS PURCHASED (Cost $4,572,020)					142,000

	TOTAL INVESTMENTS - 99.7% (Cost $110,655,750)					$ 120,333,819
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					309,309
	NET ASSETS - 100.0%					$ 120,643,128

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2026 was $15,747,264 representing 13.1% of net assets.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(c)	All or a portion of the security is held in a separate collateral account for options contracts. The total fair value of collateral as of January 31, 2026 is $230,355.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Non-income producing security.